Contingencies and commitments	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Contingencies and commitments
29. Contingencies and commitments
2022 criminal unauthorised access to technology systems
On 6 September 2022, the Group announced that parts of the Group’s technology systems had been subject to unauthorised activity causing disruption to IHG’s booking channels and other applications. No evidence of unauthorised access to systems storing guest data was identified and precautionary regulatory notifications were filed and have been closed. A previously filed class action was dismissed in its entirety during 2024 and the contingent liability has been eliminated.
Litigation
From time to time, the Group is subject to legal proceedings the ultimate outcome of each being always subject to many uncertainties inherent in litigation. These legal claims and proceedings are in various stages and include disputes related to specific hotels where the potential materiality is not yet known; such proceedings, either individually or in the aggregate, have not in the recent past and are not likely to have a material effect on the Group’s financial position or profitability. Previously reported contingent liabilities have been resolved or are considered remote.
It is the view of the Directors that, other than to the extent that liabilities have been provided for in these Group Financial Statements (see note
19
), it is not possible to quantify any loss to which these proceedings may give rise, however, as at the date of reporting, the Group does not believe that the outcome of these matters will have a material effect on the Group’s financial position.
Other items
The Group had total commitments for capital expenditure of $8m at 31 December 2024 (2023: $10m). The Group has also committed to invest $16
m in one joint venture (2023: $
3
m in one associate).